BORROWINGS (Weighted-Average Interest Rate) (Details) - Weighted average	Dec. 31, 2024	Dec. 31, 2023
Bank Borrowings
Disclosure of detailed information about borrowings [line items]
Bank borrowings	7.15%	7.28%
Bonds
Disclosure of detailed information about borrowings [line items]
Bank borrowings	5.88%	5.88%
Debentures
Disclosure of detailed information about borrowings [line items]
Bank borrowings	13.50%	12.52%